Earnings (Loss) Per Common Share (Tables)	3 Months Ended
Mar. 31, 2013
Computation of Basic and Diluted Earning Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share amounts):

	Three Months Ended March 31,
	2013	2012
Numerator:
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$(2,773)	$3,727
Net Loss From Discontinued Operations	(61)	(5,355)

Net Loss	$(2,834)	$(1,628)

Denominator:
Weighted Average Common Shares Outstanding—Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888

Weighted Average Common Shares Outstanding—Diluted	52,367	49,693

Earnings (loss) per Common Share:
Basic—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)

Diluted—Net Income (Loss) From Continuing Operations	$(0.05)	$0.08
—Net Loss From Discontinued Operations	0.00	(0.11)

—Net Loss	$(0.05)	$(0.03)